Schedule 1 - Condensed Parent Company Financial Statements (Narrative) (Details) (Aqua America, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends paid to parent by wholly-owned subsidiaries	$ 18,075	$ 22,520	$ 49,850
Revolving credit agreement	150,000
Accounts receivable - affiliates	3,092	18,572
Notes Receivable, Related Parties	280,830	359,008
Short-Term Line Of Credit [Member]
Line of credit	$ 15,000